Summary of Significant Accounting Policies - Additional Information 1 (Detail)	1 Months Ended	3 Months Ended								6 Months Ended		12 Months Ended
	Jan. 31, 2016 a Well	Jun. 30, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($) shares
Operations And Summary Of Significant Accounting Policies [Line Items]
Reverse share split										0.2
Reverse share split description										a one-for-five (1:5) reverse split
Carrying value of assets held for sale		$ 42,542,000								$ 42,542,000
Impairment of oil and gas properties		1,742,000	$ 254,246,000	$ 544,714,000	$ 1,984,000	$ 403,000	$ 59,997,000	$ 15,000	$ 256,000	24,460,000	$ 2,387,000	$ 801,347,000	$ 60,268,000	$ 652,000
Asset retirement obligation - Assets Held For Sale		3,400,000								$ 3,400,000
Assets held for sale effective date										May 01, 2015
Net proceeds from sale of oil and gas properties				102,500,000						$ 2,100,000
Loss on sale of assets		1,647,000			111,830,000					907,000	111,830,000	112,085,000		2,033,000
Property Exchange Net Acres Received | a	3,637
Property Exchange Gross Wells Received | Well	4
Property Exchange Net Wells Received | a	3.5
Property Exchange Net Acres Disposed | a	2,547
Property Exchange Gross Wells Disposed | Well	7
Property Exchange Net Wells Disposed | a	5.3
Gain on Property Exchange of Oil and Gas Properties										700,000
Impairment of unproved oil and natural gas properties		0	385,000	5,090,000	23,040,000	$ 40,432,000	$ 487,000			7,800,000	63,500,000	68,947,000	487,000	33,000,000
Cash flow hedges derivative instruments		0								0
(Payments) receipts on derivative financial instruments										2,120,000		1,230,000	$ 9,145,000	2,293,000
Allowance for doubtful accounts			0									$ 0
Proceeds from sale of Stone Energy Corporation common stock available for sale														13,392,000
Stone Energy Corporation | Common Stock
Operations And Summary Of Significant Accounting Policies [Line Items]
Proceeds from sale of Stone Energy Corporation common stock available for sale														$ 13,400,000
Shares of Stone Energy Corporation common stock sold by Company | shares														600,000
Realized gain on available-for-sale securities before income tax														$ 7,900,000
Natural Gas Properties
Operations And Summary Of Significant Accounting Policies [Line Items]
Impairment of oil and gas properties			$ 238,210,000	$ 139,406,000
Commodity Derivatives | Natural Gas Properties
Operations And Summary Of Significant Accounting Policies [Line Items]
Total gain (loss) on oil price swaps		18,000			600,000					700,000	600,000
(Payments) receipts on derivative financial instruments		1,100,000								2,100,000	0
Oil and Gas Properties Impairment related to Assets Held For Sale
Operations And Summary Of Significant Accounting Policies [Line Items]
Impairment of oil and gas properties										20,800,000
Oil and Gas Properties Impairment excluding Assets Held For Sale
Operations And Summary Of Significant Accounting Policies [Line Items]
Impairment of oil and gas properties		$ 1,700,000			$ 2,000,000					$ 3,700,000	$ 2,400,000